Acquisitions and Divestitures - Divestitures and Held for Sale (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	May 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on divestiture		$ 25	$ 2
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Payments Testing Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds	$ 30
Gain on divestiture	$ 25
Disposal Group, Held-for-Sale, Not Discontinued Operations | Testing Laboratory
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other assets classified as held-for-sale		$ 11